Loans and Allowance for Loan Losses, Troubled Debt Restructurings (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2012 Real Estate Mortgage - 1 to 4 Family [Member]	Sep. 30, 2012 Real Estate Mortgage - 1 to 4 Family [Member]	Dec. 31, 2012 New York and Other States [Member]	Dec. 31, 2011 New York and Other States [Member]	Dec. 31, 2012 New York and Other States [Member] Commercial [Member] Commercial Real Estate [Member]	Dec. 31, 2011 New York and Other States [Member] Commercial [Member] Commercial Real Estate [Member]	Dec. 31, 2012 New York and Other States [Member] Real Estate Mortgage - 1 to 4 Family [Member] First Mortgages [Member]	Dec. 31, 2011 New York and Other States [Member] Real Estate Mortgage - 1 to 4 Family [Member] First Mortgages [Member]	Dec. 31, 2012 New York and Other States [Member] Real Estate Mortgage - 1 to 4 Family [Member] Home Equity Loans [Member]	Dec. 31, 2011 New York and Other States [Member] Real Estate Mortgage - 1 to 4 Family [Member] Home Equity Loans [Member]	Dec. 31, 2012 New York and Other States [Member] Real Estate Mortgage - 1 to 4 Family [Member] Home Equity Lines of Credit [Member]	Dec. 31, 2012 Florida [Member]	Dec. 31, 2011 Florida [Member]	Dec. 31, 2012 Florida [Member] Commercial [Member] Commercial Real Estate [Member]	Dec. 31, 2011 Florida [Member] Commercial [Member] Commercial Real Estate [Member]	Dec. 31, 2012 Florida [Member] Real Estate Mortgage - 1 to 4 Family [Member] First Mortgages [Member]	Dec. 31, 2011 Florida [Member] Real Estate Mortgage - 1 to 4 Family [Member] First Mortgages [Member]	Dec. 31, 2012 Florida [Member] Real Estate Mortgage - 1 to 4 Family [Member] Home Equity Lines of Credit [Member]
Financing Receivable, Modifications [Line Items]
TDR's classifications from previously performing loans	$ 4,000,000		$ 10,600,000	$ 10,100,000
Collateral deficiency charge-offs for TDR's reclassifications	804,000
Chargeoffs on loans identified as TDR's		1,700,000
Modified loans by class determined to be TDR's [Abstract]
Number of Contracts					143	26	2	1	95	21	16	4	30	14	6	0	0	12	6	2
Pre-Modification Outstanding Recorded Investment					12,895,000	3,009,000	138,000	91,000	10,636,000	2,758,000	488,000	160,000	1,633,000	1,313,000	852,000	0	0	1,265,000	852,000	48,000
Post-Modification Outstanding Recorded Investment					12,895,000	2,759,000	138,000	90,000	10,636,000	2,518,000	488,000	151,000	1,633,000	1,313,000	705,000	0	0	1,265,000	705,000	48,000
Loans modified for which there was payment default [Abstract]
Number of Contracts					29	17	0	1	22	13	2	3	5	7	6	0	0	6	6	1
Recorded Investment					2,487,000	1,932,000	0	90,000	2,265,000	1,729,000	13,000	113,000	209,000	652,000	705,000	0	0	605,000	705,000	47,000
Deferral period of past due loans		60 months
Number of days past due when loans loans are considered to be in payment default		90 days
Contractual past due period for loans to be in payment default		30 days
Non-homogeneous loans over		$ 150,000